Segment Information - Disclosure of non-current assets allocated by geography (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure of operating segments [Line items]
Non-current assets	$ 301,638	$ 182,405	$ 157,987
Canada [Member]
Disclosure of operating segments [Line items]
Non-current assets	31,821	1,660
Mexico [Member]
Disclosure of operating segments [Line items]
Non-current assets	$ 269,817	$ 180,745